Property, plant and equipment, net	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property, plant and equipment, net

10.	Property, plant and equipment, net

	2024
	Machinery and equipment	Leasehold improvement	Molding equipment	Others	Total
At January 1
Cost	$1,089,957	$270,497	$26,971	$104,485	$1,491,910
Accumulated depreciation	(588,477)	(228,654)	(26,971)	(97,214)	(941,316)
	$501,480	$41,843	$-	$7,271	$550,594

January 1	$501,480	$41,843	$-	$7,271	$550,594
Additions	30,115	-	14,109	-	44,224
Depreciation expenses	(106,875)	(21,470)	(4,454)	(2,887)	(135,686)
Exchange adjustment	(4,955)	(2,043)	(34)	(358)	(7,390)
December 31	$419,765	$18,330	$9,621	$4,026	$451,742

At December 31
Cost	$1,079,282	$256,803	$39,666	$99,193	$1,474,944
Accumulated depreciation	(659,517)	(238,473)	(30,045)	(95,167)	(1,023,202)
	$419,765	$18,330	$9,621	$4,026	$451,742

	2023
	Machinery and equipment	Leasehold improvement	Molding equipment	Others	In progress and to be inspected	Total
At January 1
Cost	$3,660,055	$496,298	$2,634,910	$285,593	$341,829	$7,418,685
Accumulated depreciation	(2,077,712)	(245,546)	(1,378,204)	(246,633)	-	(3,948,095)
	$1,582,343	$250,752	$1,256,706	$38,960	$341,829	$3,470,590

January 1	$1,582,343	$250,752	$1,256,706	$38,960	$341,829	$3,470,590
Additions	148,812	-	-	5,782	-	154,594
Effects from disposal of investments	(1,453,049)	(173,333)	(1,174,197)	(22,048)	-	(2,822,627)
Depreciation expenses	(117,805)	(34,701)	(82,503)	(15,219)	-	(250,228)
Reclassifications	341,829	-	-	-	(341,829)	-
Exchange adjustment	(650)	(875)	(6)	(204)	-	(1,735)
December 31	$501,480	$41,843	$-	$7,271	$-	$550,594

At December 31
Cost	$1,089,957	$270,497	$26,971	$104,485	$-	$1,491,910
Accumulated depreciation	(588,477)	(228,654)	(26,971)	(97,214)	-	(941,316)
	$501,480	$41,843	$-	$7,271	$-	$550,594